Concentrations	12 Months Ended
Dec. 31, 2025
Concentrations [Abstract]
CONCENTRATIONS

NOTE 7 – CONCENTRATIONS

Customer concentration

For the years ended December 31, 2025 and 2024, one licensee accounted for 100% total revenues from customer license fees.

Vendor concentrations

For the years ended December 31, 2025 and 2024, one licensor accounted for 100% of the Company’s vendor license agreements (see below) related to the Company’s biopharmaceutical operations.